Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating Activities
Net income (loss)	$ (352)	$ 646
Adjustments for non-cash items:
Deferred income tax recovery	(14)	1,452
Depreciation and depletion	705	490
Accretion of reclamation provision	11	10
Loss on investments	319	686
Unrealized foreign exchange loss (gain)	(161)	392
Unwinding of fair value adjustment	74	9
Fair value adjustment on warrant liability	293	(233)
Share-based payments	339	200
Cash Flows From Used In Operations Before Changes In Working Capital	1,214	3,652
Net change in non-cash working capital items	448	3,450
Cash provided by operating activities	766	202
Financing Activities
Shares and units issued for cash, net of issuance costs	202	30
Finance lease payments	(280)	(320)
Equipment loan payments	(88)	0
Cash used in financing activities	(166)	(290)
Investing Activities
Exploration and evaluation expenditures	(389)	(85)
Additions to plant, equipment and mining properties	(3,450)	(853)
Acquisition of La Preciosa	(5,000)	(15,308)
Cash used in investing activities	(8,839)	(16,246)
Change in cash	(8,557)	(13,086)
Effect of exchange rate changes on cash	9	7
Cash, Beginning	11,245	24,765
Cash, ending	$ 2,697	$ 11,686